Subordinated liabilities (Tables) - Subordinated liabilities	12 Months Ended
Dec. 31, 2019
Financial liabilities
Schedule of financial liabilities

				12/31/2019
				Outstanding
				Issue Amount	Annual
Type	Currency of Issue	12/31/2018	12/31/2019	in Foreign Currency	Interest Rate (%)

Tier II Subordinated Capital Notes	USD	1,546	—	—	—
Subordinated Additional Tier I Capital Notes	USD	9,809	9,420	500,000,000	8.50
Tier II Subordinated Capital Notes	USD	25,873	24,847	1,300,000,000	5.95
	Balance at year-end	37,228	34,267

Schedule of subordinated liabilities

	2018	2019
Beginning balance (million USD)	1,825	1,894
Issues	1,300	—
Redemptions	(1,223)	(77)
Transaction costs and accrued interest	(8)	(1)
Balance at year-end (million USD)	1,894	1,816
Exchange rate per one USD at December 31	19.6512	18.8642
Balance at year-end (million pesos)	37,228	34,267

Schedule of changes in financial instruments arising from financing activities

				Non-cash changes
						Foreign
	January 1, 2018	Cash flows		Accrued	Transaction	exchange	December 31, 2018
Type				interest	costs	movements

Tier II Subordinated Capital Notes	26,054	(24,481)		826	151	(1,004)	1,546
Subordinated Additional Tier I Capital Notes	9,831	—	(*)	—	(16)	(6)	9,809
Tier II Subordinated Capital Notes	—	24,249		375	(48)	1,297	25,873
Balances at	35,885	(232)		1,201	87	287	37,228

(*) As of December 31, 2018, the Bank paid 804 million pesos related to interests on the Subordinated Additional Tier I Capital Notes, which were recognized against Accumulated reserves within Shareholders’ equity.

				Non-cash changes
						Foreign
	Beginning balance	Cash flows		Accrued	Transaction	exchange	December 31, 2019
Type				interest	costs	movements

Tier II Subordinated Capital Notes	1,546	(1,521)		6	7	(38)	—
Subordinated Additional Tier I Capital Notes	9,809	—	(*)	—	4	(393)	9,420
Tier II Subordinated Capital Notes	25,873	(1,513)		1,495	7	(1,015)	24,847
Balances at	37,228	(3,034)		1,501	18	(1,446)	34,267

(*) As of December 31, 2019, the Bank paid 808 million pesos related to interests on the Subordinated Additional Tier I Capital Notes, which were recognized against Accumulated reserves within Shareholders’ equity.